Personnel Costs - Summary of Employee Numbers by Function (Detail)	Dec. 31, 2017 Employees	Dec. 31, 2016 Employees	Dec. 31, 2015 Employees
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Number of employees, production	40,417	41,867	42,754
Number of employees, research and development	14,764	15,148	15,384
Number of employees, sales force	30,284	30,815	32,771
Number of employees, marketing and support functions	21,101	19,029	18,180
Number of employees, total	106,566	106,859	109,089